TRUST FOR ADVISED PORTFOLIOS

SEPTEMBER 22, 2014

SUPPLEMENT TO THE COMBINED PROXY STATEMENT AND PROSPECTUS
DATED AUGUST 15, 2014
FOR THE REORGANIZATIONS OF
LEGG MASON INVESTMENT COUNSEL FINANCIAL SERVICES FUND AND
LEGG MASON INVESTMENT COUNSEL SOCIAL AWARENESS FUND
(EACH A SERIES OF LEGG MASON PARTNERS EQUITY TRUST)
INTO
1919 FINANCIAL SERVICES FUND AND
1919 SOCIALLY RESPONSIVE BALANCED FUND, RESPECTIVELY
(EACH A SERIES OF TRUST FOR ADVISED PORTFOLIOS)
AND
LEGG MASON INVESTMENT COUNSEL MARYLAND TAX-FREE INCOME TRUST
(A SERIES OF LEGG MASON TAX-FREE INCOME FUND)
INTO
1919 MARYLAND TAX-FREE INCOME FUND
(A SERIES OF TRUST FOR ADVISED PORTFOLIOS)

The Special Meeting of Shareholders of Legg Mason Investment Counsel Financial Services Fund, Legg Mason Investment Counsel Social Awareness Fund and Legg Mason Investment Counsel Maryland Tax-Free Income Trust originally scheduled for September 24, 2014 has been postponed to October 15, 2014 at 10:00 a.m. Eastern time at the offices of Legg Mason Partners Fund Advisor, LLC, 620 Eighth Avenue, New York, New York.

The following language is added to the Combined Proxy Statement and Prospectus:

In order to facilitate a prompt and orderly closing of the Reorganizations, certain entities that currently provide services to your respective Target Fund may continue to provide part or all of those services to the corresponding Acquiring Fund directly, or indirectly through the corresponding Acquiring Fund’s service providers, for a period of time after the closing.  The parties currently anticipate that any interim arrangements (including, where applicable, the Acquiring Fund’s existing service arrangements) will provide for services that are substantially similar to those described in the Proxy Statement and terminate on or about December 12, 2014, or such other date as the parties may agree.  These services may include those currently provided by BNY Mellon, your Target Fund’s current transfer agent; State Street Bank & Trust Co., your Target Fund’s current custodian and accounting agent; and Legg Mason Investor Services, LLC, your Target Fund’s current principal underwriter.  The expense caps described in the Proxy Statement would take effect on closing of each Reorganization.

* * *

Your vote is important no matter how many shares you own.  We urge you to act promptly in order to allow us to obtain a sufficient number of votes and avoid the costs of additional solicitation.

If you have already submitted voting instructions by utilizing one of these methods, then you do not need to take any action.  Shareholders who authorize proxies may revoke them at any time before they are voted, either by writing to the applicable Trust, by attending the Special Meeting in person, by authorizing a proxy at a later date through the toll-free number or through the Internet address listed in the enclosed voting instructions, or by submitting a later dated proxy card.

If you have any questions regarding the proposals or how to vote, or require duplicate proxy materials, please contact Computershare Fund Services at 1-888-985-2050.  Representatives are available Monday through Friday between the hours of 9:00 a.m. and 11:00 p.m. and Saturday from 12:00 p.m. to 6:00 p.m. Eastern time.

TRUST FOR ADVISED PORTFOLIOS

SEPTEMBER 22, 2014

SUPPLEMENT TO THE PROXY STATEMENT AND PROSPECTUS
DATED AUGUST 15, 2014
FOR THE REORGANIZATION OF
LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO
(A SERIES OF LEGG MASON PARTNERS VARIABLE EQUITY TRUST)
INTO
1919 VARIABLE SOCIALLY RESPONSIVE BALANCED FUND
(A SERIES OF TRUST FOR ADVISED PORTFOLIOS)

The Special Meeting of Shareholders of Legg Mason Investment Counsel Variable Social Awareness Portfolio originally scheduled for September 24, 2014 has been postponed to October 15, 2014 at 10:00 a.m. Eastern time at the offices of Legg Mason Partners Fund Advisor, LLC, 620 Eighth Avenue, New York, New York.

The following language is added to the Proxy Statement and Prospectus:

In order to facilitate a prompt and orderly closing of the Reorganization, certain entities that currently provide services to the Target Fund may continue to provide part or all of those services to the Acquiring Fund directly, or indirectly through the Acquiring Fund’s service providers, for a period of time after the closing.  The parties currently anticipate that any interim arrangements (including, where applicable, the Acquiring Fund’s existing service arrangements) will provide for services that are substantially similar to those described in the Proxy Statement and terminate on or about December 12, 2014, or such other date as the parties may agree.  These services may include those currently provided by BNY Mellon, the Target Fund’s current transfer agent; State Street Bank & Trust Co., the Target Fund’s current custodian and accounting agent; and Legg Mason Investor Services, LLC, the Target Fund’s current principal underwriter.  The expense caps described in the Proxy Statement would take effect on closing of the Reorganization.

* * *
Your vote is important no matter how many shares you own.  We urge you to act promptly in order to allow us to obtain a sufficient number of votes and avoid the costs of additional solicitation.

If you have already submitted voting instructions by utilizing one of these methods, then you do not need to take any action.  Shareholders who authorize proxies may revoke them at any time before they are voted, either by writing to the Trust, by attending the Special Meeting in person, by authorizing a proxy at a later date through the toll-free number or through the Internet address listed in the enclosed voting instructions, or by submitting a later dated proxy card.

If you have any questions regarding the proposal or how to vote, or require duplicate proxy materials, please contact Computershare Fund Services at 1-888-985-2050.  Representatives are available Monday through Friday between the hours of 9:00 a.m. and 11:00 p.m. and Saturday from 12:00 p.m. to 6:00 p.m. Eastern time.